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[EV LOGO]

[CALCULATOR]

ANNUAL REPORT SEPTEMBER 30, 2002

[NYSE FLAG]

EATON VANCE
SMALL-CAP
FUND

[FLOOR - STOCK EXCHANGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

We are pleased to welcome shareholders to the first annual report of Eaton Vance Small-Cap Fund.

In the period from inception on April 30, 2002, to September 30, 2002, the Fund had a return of -23.50%. That return was the result of a decrease in net asset value per share (NAV) from $10.00 on April 30, 2002, to $7.65 on September 30, 2002.(1)

For comparison, the Fund's benchmark index, the Russell 2000 Index, posted a return of -28.62% for the period from April 30, 2002, to September 30, 2002.(2)

An uncertain economic recovery mixed with poor stock market performance...

A multitude of factors contributed to the dismal performance of the U.S. equity markets so far in 2002, including geopolitical uncertainties, negative investor sentiment, and fears of a double-dip recession. The third quarter of 2002 marked the worst quarterly broad market decline, as measured by the S&P 500 Index, since the fourth quarter of 1987.(2) Every major domestic benchmark experienced negative returns, with none of the S&P 500 sectors or industry groups registering gains during this period. Volatility and the pace of sector rotation remained at high levels. A subtle change in leadership to growth and large-cap stocks emerged, although small-cap stocks outperformed mid- and large-cap stocks in September 2002.

In unpredictable markets, a diversified portfolio is more important than ever...

The recent high level of volatility in equity markets underscores the importance of diversifying across asset classes and, within equities, among investment styles and market capitalizations. We believe that a diversified investment philosophy can help manage risk, and that exposure to small-cap stocks is an important part of a broadly diversified investment portfolio. Finally, we believe that the volatility expected in the markets in the near term should help create conditions in which we can leverage our rigorous fundamental research to identify investments that we believe will serve investors well over the longer term.

Eaton Vance acquired a majority interest in Atlanta Capital Management Company, L.L.C., in September 2001. The firm, as sub-adviser, brings a wealth of expertise to the day-to-day management of the Fund. In the pages that follow, Paul J. Marshall, William R. Hackney, and Charles B. Reed, members of the Atlanta Capital Management investment team, review the Fund's performance and share their insights into the outlook for small-capitalization stocks.

                                                          Sincerely,

                                                          /s/ Thomas E Faust Jr.

                                                          Thomas E. Faust Jr.
                                                          President
                                                          November 1, 2002

FUND INFORMATION
AS OF SEPTEMBER 30, 2002

PERFORMANCE(1)
---------------------------------------------------------------
Cumulative Total Return (at net asset value)
---------------------------------------------------------------
Life of Fund+                        -23.50%

SEC Total Return (including sales charge or applicable CDSC)
---------------------------------------------------------------
Life of Fund+                        -27.90%

+    Inception Date - 4/30/02

TEN LARGEST HOLDINGS(3)
---------------------------------------------------------------
Financial Federal Corp.                      3.0%
Universal Health Services, Inc., Class B     2.7
ALLETE, Inc.                                 2.7
Landauer, Inc.                               2.6
ICU Medical, Inc.                            2.6
Aaron Rents, Inc.                            2.4
Florida Rock Industries, Inc.                2.4
National Instruments Corp.                   2.4
Affiliated Managers Group, Inc.              2.4
Seacost Banking Corp. of Florida             2.3

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge.

(2)  It is not possible to invest directly in an Index.

(3) Ten largest holdings accounted for 25.5% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S PAUL J. MARSHALL, VICE PRESIDENT AND DIRECTOR OF RESEARCH; WILLIAM R. HACKNEY, III, MANAGING PARTNER; AND CHARLES
B. REED, VICE PRESIDENT, WHO COMPRISE THE INVESTMENT TEAM MANAGING SMALL-CAP PORTFOLIO

[PHOTO OF PAUL J. MARSHALL, WILLIAM R. HACKNEY, III, AND CHARLES B. REED]

Paul J. Marshall
William R. Hackney, III
Charles B. Reed

Q: How would you summarize the Fund's performance for the period ended September 30, 2002?

A: MR. REED: Small capitalization stocks, like stocks in most equity market segments, posted sharp declines during the past six months. For the three months ending September 30th, there was literally no place to hide in the stock market: all economic sectors of the market posted losses and the popular market indexes, such as the Dow Jones Industrial Average and the Nasdaq Composite, hit multi-year lows.* Tension over the possibility of a war with Iraq and the continuing news about corporate scandals made investors quite nervous.

     Despite all the bad headlines, the Portfolio performed well relative to its benchmark, the Russell 2000 Index, which had a return of -28.62% for the period from April 30, 2002, to September 30, 2002.* We believe that our philosophy of investing in a broadly diversified list of quality small companies helped insulate the Portfolio from the worst of the decline.

Q: Would you expand more on the types of stocks that are included in the Portfolio?

A: MR. MARSHALL: The Portfolio invests in companies that have a market capitalization within the range of companies comprising the Russell 2000 Index,* one of the most widely recognized small capitalization stock indexes. In selecting stocks, we emphasize common stocks of quality small companies that are considered to trade at attractive valuations relative to the company's earnings or cash flow per share. We analyze a company's financial statements and use "financial quality ratings" provided by nationally recognized rating services to assess a company's quality. We seek stocks of companies that we believe are capable of sustaining consistent earnings growth while maintaining a strong financial condition. We employ rigorous fundamental analysis of a company's financial trends, products, and services, as well as other factors, including a company's competitive advantage or catalysts for growth, in considering stocks for the Portfolio.

Q: What factors contributed to the Fund's favorable performance relative to its benchmark, the Russell 2000 Index?*

A: MR. HACKNEY: We try to add value through stock selection, not sector weighting, so stock selection will always be a key determinant of the Fund's performance relative to the benchmark. The Portfolio is generally sector neutral to the Russell 2000 Index; that is to say, its investments in a particular economic sector are roughly equivalent to that sector's weight in the benchmark, within two or three percentage points. However, our goals are to be broadly diversified across the economy and to focus on stock selection, not overweighting or underweighting economic sectors relative to the Index.

*    It is not possible to invest directly in an Index.

FIVE LARGEST INDUSTRY POSITIONS +
---------------------------------
By total net assets

[CHART]

Banks                                      8.9%
Applications Software                      7.9%
Electronic Equipment & Instruments         4.9%
Insurance - Property & Casualty            4.3%
Health Care - Supplies                     3.7%

+    Industry positions subject to change due to active management.

     In recent months, the best performing stocks held by the Portfolio have been found within the consumer, health care, and financial services sectors. This included stocks like Cox Radio, an owner-operator of radio stations; Church & Dwight of Arm & Hammer baking soda fame; ICU Medical, a maker of disposable medial connection systems for intravenous therapy, and Texas Regional Bancshares.

     It should come as no surprise that many of the Portfolio's technology holdings declined sharply in price over the past few months. We were active in the technology sector recently - in some cases, taking advantage of the extreme price volatility to add to positions and, in other cases, eliminating positions entirely. For example, in the three months ended September 30, we used price weakness to add to positions in National Instruments and Manhattan Associates. In each case, we believe these companies have attractive long-term growth prospects. On the other hand, we eliminated three tech holdings from the Portfolio during the same period: CTS Corporation, Dupont Photomasks, and Helix Technology.

Q: Small-capitalization stocks have generally performed well versus large-capitalization stocks over the past two and one-half years. Do you see this continuing?

A: MR. REED: Since the spring of 2000, the Russell 2000 Index has performed very well relative to large capitalization stocks, as measured by the S&P 500 Index or the Dow Jones Industrial Average.* We believe that there are still many attractive investment opportunities in the small-cap market, but we doubt the performance gap between large- and small-cap stocks will be as wide in the future as it was in recent years. On September 30th, the stocks in the Portfolio were priced at an average of 17.2 times our estimate of 2002 earnings per share and at an average of 9.9 times our estimate of cash flow. These valuation measures, in our opinion, are very attractive, given the current low levels of interest rates and inflation and the prospects for an economic recovery.

     We believe that a small-cap allocation is one of the basic building blocks of a well-balanced, long-term portfolio. Generally speaking, because their growth possibilities are by definition greater than those of larger companies, small companies have the potential to produce higher returns. Of course, stocks of small companies tend to be more volatile, but small companies are often more flexible than more established companies and can implement change more quickly, adapting to new economic conditions. Furthermore, small company growth opportunities are often greatest during the early stages of an economic rebound.

Q:   What are some of the recent additions to the Portfolio?

A:   MR. MARSHALL: In the financial services sector, two stocks were added:
     Arthur J. Gallagher, an insurance brokerage firm that stands to benefit from rising property/casualty insurance premiums, and City National Bank Group, which is located in Beverly Hills, California, and is the largest independent bank in the state. In the health care sector, we added Diagnostic Products, which makes machines and kits for diagnostic testing, and Young Innovations, a leading dental supply manufacturer. The fifth stock we added was Polaris Industries, which manufactures snowmobiles, all-terrain vehicles, personal watercraft, and motorcycles. We believe that each of these companies has a solid balance sheet, a strong competitive position in its respective industry and, perhaps most important, growing earnings. We used the sharp market sell-off in July-September to establish positions in these five companies.

*    It is not possible to invest directly in an Index.

Q:   What is your outlook for the economy and the markets in the months ahead?

A: MR. HACKNEY: We believe that the economy is not as weak as the news headlines suggest. In the first half of 2002, real Gross Domestic Product
     (GDP) grew about 2.5% and we forecast somewhat stronger growth for the balance of the year and for 2003. Capital spending is sluggish, but consumer spending continues to expand, thanks to growth in real disposable income and an upturn in employment. The recent wave of mortgage refinancing suggests to us that the Christmas selling season may be much better than many analysts predict. The bottom line on the economy is that, since hitting lows in December of last year, it has embarked on a recovery that has been mild, but it's been a recovery nonetheless.

     As for the stock market, the past 12 months have been very unusual. The stock market historically has bottomed and then rebounded three to six months before the economy does. That didn't happen this time. We think a stronger stock market is long overdue. Interest rates are relatively low. The economy is in a recovery mode. Federal Reserve policy is accommodative. Stock prices have declined sharply over the last 30 months. And the recent volatility in stock prices suggests to us that many investors, both individual and institutional, have "thrown in the towel" on equities. These are the typical ingredients of a major low point in stock prices. So we are optimistic about the market and the economy.

Q: Do you anticipate any significant changes in the way you invest the Portfolio?

A: MR. HACKNEY: We are long-term investors, not short-term traders, so we generally don't make significant portfolio changes in reaction to near-term volatility in the economy or the stock market. However, we do take advantage of extreme price volatility to add to, or to trim back, positions in various stocks. We believe our current investment strategy and stock selection process will produce competitive results over the long-term.

EATON VANCE SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

PERFORMANCE

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE SMALL-CAP FUND VS. THE RUSSELL 2000 INDEX*

APRIL 30, 2002 - SEPTEMBER 30, 2002

                                        EATON VANCE
                    EATON VANCE        SMALL-CAP FUND,
                  SMALL-CAP FUND    INCLUDING SALES CHARGE       RUSSELL 2000 INDEX
                  --------------    ----------------------       ------------------
4/30/02              $10,000              $10,000                     $10,000
5/31/02               $9,810               $9,246                      $9,556
6/30/02               $9,190               $8,662                      $9,082
7/31/02               $8,170               $7,700                      $7,710
8/31/02               $8,320               $7,842                      $7,691
9/30/02               $7,650               $7,210                      $7,138

PERFORMANCE**
------------------------------------------------------------
Cumulative Total Return (at net asset value)
------------------------------------------------------------
Life of Fund+                        -23.50%

SEC Total Return (including sales charge or applicable CDSC)
------------------------------------------------------------
Life of Fund+                        -27.90%

+    Inception Date - 4/30/02

*    Source: TowersData, Bethesda, MD. Investment operations commenced 4/30/02.

     The chart compares the Fund's total return with that of the Russell 2000 Index, a market capitalization weighted index of 2,000 small company stocks. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and in the Russell 2000 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002
Assets
----------------------------------------------------
Investment in Small-Cap Portfolio, at
   value
   (identified cost, $5,793,578)          $5,014,178
Receivable for Fund shares sold               23,188
Receivable from the Administrator             20,810
Prepaid expenses                              13,687
----------------------------------------------------
TOTAL ASSETS                              $5,071,863
----------------------------------------------------

Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $   37,008
Payable to affiliate for service fees              6
Accrued expenses                              12,685
----------------------------------------------------
TOTAL LIABILITIES                         $   49,699
----------------------------------------------------
NET ASSETS                                $5,022,164
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $5,897,981
Accumulated net realized loss from
   Portfolio
   (computed on the basis of identified
   cost)                                     (96,417)
Net unrealized depreciation from
   Portfolio
   (computed on the basis of identified
   cost)                                    (779,400)
----------------------------------------------------
TOTAL                                     $5,022,164
----------------------------------------------------

Net Asset Value and Redemption
Price Per Share
----------------------------------------------------
($5,022,164  DIVIDED BY 656,176 SHARES
   OF BENEFICIAL INTEREST OUTSTANDING)    $     7.65
----------------------------------------------------
Maximum Offering Price Per Share
----------------------------------------------------
(100  DIVIDED BY 94.25 OF NET ASSET
   VALUE PER SHARE)                       $     8.12
----------------------------------------------------

 On sales of $50,000 or more, the offering price is reduced.

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)
Investment Income
---------------------------------------------------
Dividends allocated from Portfolio        $  13,559
Interest allocated from Portfolio               528
Expenses allocated from Portfolio            (8,976)
---------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $   5,111
---------------------------------------------------

Expenses
---------------------------------------------------
Administration fee                        $   1,960
Service fees                                  3,267
Legal and accounting services                 8,155
Registration fees                            14,973
Printing and postage                          2,905
Custodian fee                                 2,635
Transfer and dividend disbursing agent
   fees                                         538
Miscellaneous                                 2,227
---------------------------------------------------
TOTAL EXPENSES                            $  36,660
---------------------------------------------------
Deduct --
   Reduction of administration fee        $   1,960
   Allocation of expenses to the
      Administrator                          20,810
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  22,770
---------------------------------------------------

NET EXPENSES                              $  13,890
---------------------------------------------------

NET INVESTMENT LOSS                       $  (8,779)
---------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
---------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $ (96,155)
---------------------------------------------------
NET REALIZED LOSS                         $ (96,155)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(779,400)
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(779,400)
---------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(875,555)
---------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(884,334)
---------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS         SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------
From operations --
   Net investment loss                    $                  (8,779)
   Net realized loss                                        (96,155)
   Net change in unrealized
      appreciation (depreciation)                          (779,400)
-------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $                (884,334)
-------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares           $               6,422,869
   Cost of shares redeemed                                 (516,371)
-------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $               5,906,498
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $               5,022,164
-------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------
At beginning of period                    $                      --
-------------------------------------------------------------------
AT END OF PERIOD                          $               5,022,164
-------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  PERIOD ENDED
                                  SEPTEMBER 30, 2002(1)(2)
------------------------------------------------------------------
Net asset value -- Beginning
   of period                                  $10.000
------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------
Net investment loss                           $(0.023)
Net realized and unrealized
   loss                                        (2.327)
------------------------------------------------------------------
TOTAL LOSS FROM OPERATIONS                    $(2.350)
------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                     $ 7.650
------------------------------------------------------------------

TOTAL RETURN(3)                                (23.50)%
------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                            $ 5,022
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                               1.77%(5)
   Net expenses after
      custodian fee
      reduction(4)                               1.75%(5)
   Net investment loss                          (0.67)%(5)
Portfolio Turnover of the
   Portfolio                                       17%
------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect a reduction of the administration fee and an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                   4.24%(5)
   Expenses after custodian
      fee reduction(4)                           4.22%(5)
   Net investment income                         3.14%(5)
Net investment loss per share                 $(0.108)
------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002 to September 30, 2002.
 (2) Net investment loss per share was computed using average shares outstanding.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's shares are generally sold subject to a sales charge imposed at time of purchase. The Fund invests all of its investable assets in interests of the Small-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (36.4% at September 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2002 the Fund, for federal income tax purposes, had a capital loss carryover of $96,181 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010.

 D Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                    PERIOD ENDED
                                               SEPTEMBER 30, 2002(1)
    ------------------------------------------------------------------
    Sales                                                  719,550
    Redemptions                                            (63,374)
    ------------------------------------------------------------------
    NET INCREASE                                           656,176
    ------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002 to September 30, 2002.

EATON VANCE SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) (the Administrator) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the period from the start of business, April 30, 2002, to September 30, 2002, the administration fee amounted to $1,960, all of which was waived. To reduce the net investment loss of the Fund, the Administrator was allocated $20,810 of the Fund's operating expenses for the period from the start of business, April 30, 2002 to September 30, 2002. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,581 as its portion of the sales charge on sales of Fund shares for the period from the start of business, April 30, 2002, to September 30, 2002. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Service Plan
-------------------------------------------
   The Trust has in effect a Service Plan (the Plan) for the Fund that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the period from the start of business, April 30, 2002 to September 30, 2002 amounted to $3,267.

6 Contingent Deferred Sales Charge
-------------------------------------------
   Fund shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within one year of purchase (depending on the circumstances of purchase). The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by shareholders for the period from the start of business, April 30, 2002 to September 30, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the period from the start of business, April 30, 2002, to September 30, 2002 aggregated $6,399,682 and $515,060, respectively.

EATON VANCE SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE SMALL-CAP FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, of Eaton Vance Small-Cap Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2002, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Small-Cap Fund at September 30, 2002, the results of its operations, the changes in its net assets and its financial highlights for the period from the start of business, April 30, 2002 to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 95.9%

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Advertising -- 2.2%
--------------------------------------------------------------
Grey Global Group, Inc.                       510  $   300,900
--------------------------------------------------------------
                                                   $   300,900
--------------------------------------------------------------
Air Freight -- 2.0%
--------------------------------------------------------------
Forward Air Corp.(1)                       14,850  $   268,785
--------------------------------------------------------------
                                                   $   268,785
--------------------------------------------------------------
Airlines -- 1.4%
--------------------------------------------------------------
SkyWest, Inc.                              15,100  $   197,810
--------------------------------------------------------------
                                                   $   197,810
--------------------------------------------------------------
Applications Software -- 7.9%
--------------------------------------------------------------
Fair, Isaac and Co., Inc.                   8,875  $   290,213
Jack Henry & Associates, Inc.              16,900      210,067
Kronos, Inc.(1)                             5,100      125,613
National Instruments Corp.(1)              15,100      330,539
The Reynolds and Reynolds Co., Class A      5,900      132,396
--------------------------------------------------------------
                                                   $ 1,088,828
--------------------------------------------------------------
Auto and Parts -- 1.0%
--------------------------------------------------------------
Gentex Corp.(1)                             5,100  $   138,669
--------------------------------------------------------------
                                                   $   138,669
--------------------------------------------------------------
Banks -- 8.9%
--------------------------------------------------------------
Capital City Bank Group, Inc.               9,000  $   297,540
City National Corp.                         3,400      159,018
Provident Bankshares Corp.                  7,729      166,792
Seacoast Banking Corp. of Florida          16,400      314,552
Texas Regional Bancshares, Class A          8,700      291,363
--------------------------------------------------------------
                                                   $ 1,229,265
--------------------------------------------------------------
Broadcast Media -- 0.9%
--------------------------------------------------------------
Cox Radio, Inc.(1)                          4,600  $   120,336
--------------------------------------------------------------
                                                   $   120,336
--------------------------------------------------------------
SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Chemicals - Specialty -- 1.1%
--------------------------------------------------------------
Cambrex Corp.                               4,000  $   147,200
--------------------------------------------------------------
                                                   $   147,200
--------------------------------------------------------------
Construction - Cement -- 2.4%
--------------------------------------------------------------
Florida Rock Industries, Inc.              10,900  $   333,104
--------------------------------------------------------------
                                                   $   333,104
--------------------------------------------------------------
Consumer Finance -- 3.0%
--------------------------------------------------------------
Financial Federal Corp.(1)                 13,000  $   414,050
--------------------------------------------------------------
                                                   $   414,050
--------------------------------------------------------------
Diversified Financial Services -- 3.4%
--------------------------------------------------------------
Affiliated Managers Group, Inc.(1)          7,400  $   330,114
Allied Capital Corp.                        6,400      140,096
--------------------------------------------------------------
                                                   $   470,210
--------------------------------------------------------------
Electric Utilities -- 2.7%
--------------------------------------------------------------
ALLETE, Inc.                               17,000  $   367,200
--------------------------------------------------------------
                                                   $   367,200
--------------------------------------------------------------
Electrical Equipment -- 2.1%
--------------------------------------------------------------
Brady Corp., Class A                        4,600  $   148,120
C & D Technology, Inc.                      9,400      137,804
--------------------------------------------------------------
                                                   $   285,924
--------------------------------------------------------------
Electronic Equipment & Instruments -- 4.9%
--------------------------------------------------------------
Plexus Corp.(1)                            19,700  $   182,225
Roper Industries, Inc.                      5,600      193,200
Technitrol, Inc.                           20,100      300,495
--------------------------------------------------------------
                                                   $   675,920
--------------------------------------------------------------
Engineering & Contruction -- 2.1%
--------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)           9,500  $   293,360
--------------------------------------------------------------
                                                   $   293,360
--------------------------------------------------------------
Food Distributors -- 2.1%
--------------------------------------------------------------
Performance Food Group Co.(1)               8,600  $   292,056
--------------------------------------------------------------
                                                   $   292,056
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Gas Utilities -- 1.1%
--------------------------------------------------------------
Piedmont Natural Gas Co., Inc.              4,100  $   145,427
--------------------------------------------------------------
                                                   $   145,427
--------------------------------------------------------------
Health Care - Equipment -- 2.7%
--------------------------------------------------------------
Diagnostic Products Corp.                   4,000  $   184,000
Young Innovations, Inc.(1)                  6,800      182,376
--------------------------------------------------------------
                                                   $   366,376
--------------------------------------------------------------
Health Care - Facility -- 2.7%
--------------------------------------------------------------
Universal Health Services, Inc., Class
B(1)                                        7,300  $   373,395
--------------------------------------------------------------
                                                   $   373,395
--------------------------------------------------------------
Health Care - Supplies -- 3.7%
--------------------------------------------------------------
Haemonetics Corp.(1)                        6,600  $   156,618
ICU Medical, Inc.(1)                        9,650      352,418
--------------------------------------------------------------
                                                   $   509,036
--------------------------------------------------------------
Home Furnishings -- 1.0%
--------------------------------------------------------------
La-Z-Boy, Inc.                              5,900  $   136,880
--------------------------------------------------------------
                                                   $   136,880
--------------------------------------------------------------
Household Products -- 1.2%
--------------------------------------------------------------
Church & Dwight Co., Inc.                   4,800  $   159,120
--------------------------------------------------------------
                                                   $   159,120
--------------------------------------------------------------
Housewares -- 2.3%
--------------------------------------------------------------
Matthews International Corp.               13,300  $   310,821
--------------------------------------------------------------
                                                   $   310,821
--------------------------------------------------------------
Industrial Conglomerate -- 0.9%
--------------------------------------------------------------
Carlisle Companies, Inc.                    3,200  $   117,376
--------------------------------------------------------------
                                                   $   117,376
--------------------------------------------------------------
Insurance - Property and Casualty -- 4.3%
--------------------------------------------------------------
Midland Co.                                16,000  $   269,280
Triad Guaranty, Inc.(1)                     4,400      153,208
Wesco Financial Corp.                         530      162,975
--------------------------------------------------------------
                                                   $   585,463
--------------------------------------------------------------
SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Insurance Brokers -- 0.7%
--------------------------------------------------------------
Arthur J. Gallagher & Co.                   4,200  $   103,530
--------------------------------------------------------------
                                                   $   103,530
--------------------------------------------------------------
IT Consulting & Services -- 1.6%
--------------------------------------------------------------
Manhattan Associates, Inc.(1)              16,100  $   217,672
--------------------------------------------------------------
                                                   $   217,672
--------------------------------------------------------------
Leisure - Products -- 0.9%
--------------------------------------------------------------
Polaris Industries, Inc.                    2,100  $   130,200
--------------------------------------------------------------
                                                   $   130,200
--------------------------------------------------------------
Lodging and Hotels -- 1.3%
--------------------------------------------------------------
Marcus Corp., (The)                        14,100  $   184,710
--------------------------------------------------------------
                                                   $   184,710
--------------------------------------------------------------
Machinery Industrial -- 1.0%
--------------------------------------------------------------
Graco, Inc.                                 5,550  $   137,640
--------------------------------------------------------------
                                                   $   137,640
--------------------------------------------------------------
Multi-Utilities -- 2.0%
--------------------------------------------------------------
Energen Corp.                               5,500  $   139,205
ONEOK, Inc.                                 7,400      139,860
--------------------------------------------------------------
                                                   $   279,065
--------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.6%
--------------------------------------------------------------
Newfield Exploration Co.(1)                 6,600  $   221,694
--------------------------------------------------------------
                                                   $   221,694
--------------------------------------------------------------
Packaged Foods -- 0.5%
--------------------------------------------------------------
Tootsie Roll Industries, Inc.               2,277  $    67,672
--------------------------------------------------------------
                                                   $    67,672
--------------------------------------------------------------
Paper Products -- 1.0%
--------------------------------------------------------------
Wausau-Mosinee Paper Corp.                 15,100  $   139,071
--------------------------------------------------------------
                                                   $   139,071
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Publishing -- 1.0%
--------------------------------------------------------------
Lee Enterprises, Inc.                       4,400  $   144,584
--------------------------------------------------------------
                                                   $   144,584
--------------------------------------------------------------
Restaurants -- 1.0%
--------------------------------------------------------------
Sonic Corp.(1)                              5,950  $   137,445
--------------------------------------------------------------
                                                   $   137,445
--------------------------------------------------------------
Retail - Apparel -- 1.0%
--------------------------------------------------------------
Chico's FAS, Inc.(1)                        8,700  $   138,591
--------------------------------------------------------------
                                                   $   138,591
--------------------------------------------------------------
Retail - Drug Stores -- 1.0%
--------------------------------------------------------------
Longs Drugstores Corp.                      5,900  $   136,231
--------------------------------------------------------------
                                                   $   136,231
--------------------------------------------------------------
Retail - Food -- 2.0%
--------------------------------------------------------------
Casey's General Stores, Inc.               12,400  $   143,220
Ruddick Corp.                               8,800      133,672
--------------------------------------------------------------
                                                   $   276,892
--------------------------------------------------------------
Semiconductor Equipment -- 0.8%
--------------------------------------------------------------
Cohu, Inc.                                  9,700  $   109,610
--------------------------------------------------------------
                                                   $   109,610
--------------------------------------------------------------
Services - Diversified Commercial -- 3.7%
--------------------------------------------------------------
ABM Industries, Inc.                       21,600  $   304,560
G & K Services, Inc.                        5,900      199,715
--------------------------------------------------------------
                                                   $   504,275
--------------------------------------------------------------
Services - Employment -- 0.9%
--------------------------------------------------------------
On Assignment, Inc.(1)                     15,600  $   129,012
--------------------------------------------------------------
                                                   $   129,012
--------------------------------------------------------------
Specialty Store -- 3.3%
--------------------------------------------------------------
Aaron Rents, Inc.                          14,500  $   333,500
Claire's Stores, Inc.                       5,400      117,720
--------------------------------------------------------------
                                                   $   451,220
--------------------------------------------------------------
SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Waste Management -- 2.6%
--------------------------------------------------------------
Landauer, Inc.                             10,800  $   358,020
--------------------------------------------------------------
                                                   $   358,020
--------------------------------------------------------------
Total Common Stocks
   (identified cost $14,785,319)                   $13,194,645
--------------------------------------------------------------
Total Investments -- 95.9%
   (identified cost $14,785,319)                   $13,194,645
--------------------------------------------------------------
Other Assets, Less Liabilities -- 4.1%             $   570,852
--------------------------------------------------------------
Net Assets -- 100.0%                               $13,765,497
--------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2002
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $14,785,319)         $13,194,645
Cash                                          566,382
Interest and dividends receivable              14,182
-----------------------------------------------------
TOTAL ASSETS                              $13,775,209
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Accrued expenses                          $     9,712
-----------------------------------------------------
TOTAL LIABILITIES                         $     9,712
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $13,765,497
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $15,356,171
Net unrealized depreciation
   (computed on the basis of identified
   cost)                                   (1,590,674)
-----------------------------------------------------
TOTAL                                     $13,765,497
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
SEPTEMBER 30, 2002(1)
Investment Income
-----------------------------------------------------
Dividends                                 $    49,484
Interest                                        1,893
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    51,377
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    44,979
Legal and accounting services                  19,026
Custodian fee                                  10,141
Miscellaneous                                   1,049
-----------------------------------------------------
TOTAL EXPENSES                            $    75,195
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $     1,101
   Reduction of investment adviser fee         33,282
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    34,383
-----------------------------------------------------

NET EXPENSES                              $    40,812
-----------------------------------------------------

NET INVESTMENT INCOME                     $    10,565
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized loss --
   Investment transactions (identified
      cost basis)                         $  (219,112)
-----------------------------------------------------
NET REALIZED LOSS                         $  (219,112)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,590,674)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,590,674)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,809,786)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,799,221)
-----------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS         SEPTEMBER 30, 2002(1)
-------------------------------------------------------------------
From operations --
   Net investment income                  $                  10,565
   Net realized loss                                       (219,112)
   Net change in unrealized appreciation
      (depreciation)                                     (1,590,674)
-------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $              (1,799,221)
-------------------------------------------------------------------
Capital transactions --
   Contributions                          $              16,520,145
   Withdrawals                                           (1,055,437)
-------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $              15,464,708
-------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $              13,665,487
-------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------
At beginning of period                    $                 100,010
-------------------------------------------------------------------
AT END OF PERIOD                          $              13,765,497
-------------------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  SEPTEMBER 30, 2002(1)
-----------------------------------------------------------
Ratios/Supplemental Data+
-----------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                               0.92%(2)
   Net expenses after
      custodian fee reduction                 0.90%(2)
   Net investment income                      0.23%(2)
Portfolio Turnover                              17%
-----------------------------------------------------------
TOTAL RETURN                                (22.75)%
-----------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                         $13,765
-----------------------------------------------------------
+  The operating expenses of the Portfolio reflect a
   reduction of the investment adviser fee. Had such action
   not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                   1.65%(2)
   Expenses after custodian
      fee reduction                           1.63%(2)
   Net investment loss                       (0.50)%(2)
-----------------------------------------------------------

 (1) For the period from the start of business, April 30, 2002, to September 30, 2002.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations within the range of companies comprising the Russell 2000 (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, April 30, 2002 to September 30, 2002, the advisory fee amounted to $44,979. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $33,282. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, L.L.C. ("Atlanta Capital"), a

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period from the start of business, April 30, 2002 to September 30, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $16,613,201 and $1,608,770, respectively, for the period from the start of business, April 30, 2002 to September 30, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $14,803,343
    -----------------------------------------------------
    Gross unrealized appreciation             $   502,711
    Gross unrealized depreciation              (2,111,409)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(1,608,698)
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period from the start of business, April 30, 2002 to September 30, 2002.

SMALL-CAP PORTFOLIO AS OF SEPTEMBER 30, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SMALL-CAP PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small-Cap Portfolio (the Portfolio) as of September 30, 2002, and the related statement of operations, the statement of changes in net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Small-Cap Portfolio at September 30, 2002, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, April 30, 2002 to September 30, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 8, 2002

EATON VANCE SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Small-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                           POSITION(S)        TERM OF
         NAME               WITH THE        OFFICE AND                                                 NUMBER OF PORTFOLIOS
       AND DATE             TRUST AND        LENGTH OF              PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH           THE PORTFOLIO       SERVICE                DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
-----------------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee          Trustee of the    President and Chief Executive Officer of                 185
11/28/59                                  Trust since       National Financial Partners (financial
                                          1998; of the      services company) (since April 1999).
                                          Portfolio since   President and Chief Operating Officer of
                                          2001              John A. Levin & Co. (registered
                                                            investment adviser) (July 1997 to April
                                                            1999) and a Director of Baker,
                                                            Fentress & Company, which owns John A.
                                                            Levin & Co. (July 1997 to April 1999).
                                                            Ms. Bibliowicz is an interested person
                                                            because of her affiliation with a
                                                            brokerage firm.
James B. Hawkes          Trustee of the   Trustee of the    Chairman, President and Chief Executive                  190
11/9/41                  Trust;           Trust since       Officer of BMR, EVM and their corporate
                         President and    1989; of the      parent and trustee, Eaton Vance Corp.
                         Trustee of the   Portfolio since   (EVC) and Eaton Vance, Inc. (EV),
                         Portfolio        2001              respectively. Director of EV; Vice
                                                            President and Director of EVD. Trustee
                                                            and/or officer of 190 investment
                                                            companies in the Eaton Vance Fund
                                                            Complex. Mr. Hawkes is an interested
                                                            person because of his positions with
                                                            BMR, EVM and EVC, which are affiliates
                                                            of the Trust and the Portfolio.


         NAME
       AND DATE                    OTHER DIRECTORSHIPS
       OF BIRTH                            HELD
-----------------------
Jessica M. Bibliowicz                      None
11/28/59
James B. Hawkes                      Director of EVC
11/9/41

NONINTERESTED TRUSTEE(S)

                           POSITION(S)        TERM OF
         NAME               WITH THE        OFFICE AND                                                 NUMBER OF PORTFOLIOS
       AND DATE             TRUST AND        LENGTH OF              PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH           THE PORTFOLIO       SERVICE                DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
-----------------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee          Trustee of the    President of Dwight Partners, Inc.                       190
3/26/31                                   Trust since       (corporate relations and communications
                                          1989; of the      company).
                                          Portfolio since
                                          2001
Samuel L. Hayes, III     Trustee          Trustee of the    Jacob H. Schiff Professor of Investment                  190
2/23/35                                   Trust since       Banking Emeritus, Harvard University
                                          1989; of the      Graduate School of
                                          Portfolio since   Business Administration.
                                          2001


         NAME
       AND DATE                    OTHER DIRECTORSHIPS
       OF BIRTH                            HELD
-----------------------
Donald R. Dwight         Trustee/Director of the Royce Funds
3/26/31                  (mutual funds) consisting of 17
                         portfolios
Samuel L. Hayes, III     Director of Tiffany & Co. (specialty
2/23/35                  retailer) and Director of Telect, Inc.
                         (telecommunication services company)

EATON VANCE SMALL-CAP FUND AS OF SEPTEMBER 30, 2002

MANAGEMENT AND ORGANIZATION CONT'D

                           POSITION(S)        TERM OF
         NAME               WITH THE        OFFICE AND                                                 NUMBER OF PORTFOLIOS
       AND DATE             TRUST AND        LENGTH OF              PRINCIPAL OCCUPATION(S)               IN FUND COMPLEX
       OF BIRTH             PORTFOLIO         SERVICE                DURING PAST FIVE YEARS           OVERSEEN BY TRUSTEE(1)
-----------------------------------------------------------------------------------------------------------------------------
Norton H. Reamer         Trustee          Trustee of the    President, Unicorn Corporation (an                       190
9/21/35                                   Trust since       investment and financial advisory
                                          1989; of the      services company) (since September
                                          Portfolio since   2000). Chairman, Hellman, Jordan
                                          2001              Management Co., Inc. (an investment
                                                            management company) (since November
                                                            2000). Advisory Director, Berkshire
                                                            Capital Corporation (investment banking
                                                            firm) (since June 2002). Formerly,
                                                            Chairman of the Board, United Asset
                                                            Management Corporation (a holding
                                                            company owning institutional investment
                                                            management firms) and Chairman,
                                                            President and Director, UAM Funds
                                                            (mutual funds).
Lynn A. Stout            Trustee          Trustee of the    Professor of Law, University of                          185
9/14/57                                   Trust since       California at Los Angeles School of Law
                                          1998; of the      (since July 2001). Formerly, Professor
                                          Portfolio since   of Law, Georgetown University Law
                                          2001              Center.
Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and Consultant.                       170
2/21/30                                   Trust since
                                          1989; of the
                                          Portfolio since
                                          2001


         NAME
       AND DATE           OTHER DIRECTORSHIPS
       OF BIRTH                  HELD
-----------------------
Norton H. Reamer                None
9/21/35
Lynn A. Stout                   None
9/14/57
Jack L. Treynor                 None
2/21/30

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                     POSITION(S)                     TERM OF
         NAME                         WITH THE                      OFFICE AND
       AND DATE                       TRUST AND                     LENGTH OF                  PRINCIPAL OCCUPATION(S)
       OF BIRTH                     THE PORTFOLIO                    SERVICE                    DURING PAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
Gregory L. Coleman       Vice President of the Trust          Since 2001               Partner of Atlanta Capital Management
10/28/49                                                                               Company, L.L.C. (Atlanta Capital).
                                                                                       Officer of 10 investment companies
                                                                                       managed by EVM or BMR.
Thomas E. Faust, Jr.     President of the Trust; Vice         President of the Trust   Executive Vice President and Chief
5/31/58                  President of the Portfolio           since 2002; Vice         Investment Officer of EVM and BMR and
                                                              President of the         Director of EVC. Officer of 50
                                                              Portfolio since 2001     investment companies managed by EVM
                                                                                       or BMR.
William R. Hackney, III  Vice President of the Portfolio      Since 2001               Managing Partner and member of the
4/12/48                                                                                Executive Committee of Atlanta Capital.
                                                                                       Officer of 3 investment companies
                                                                                       managed by EVM or BMR.
Paul J. Marshall         Vice President of the Portfolio      Since 2001               Vice President of Atlanta Capital since
5/2/65                                                                                 2000. Portfolio manager for Bank of
                                                                                       America Capital Management (1995 to
                                                                                       2000). Officer of 2 investment companies
                                                                                       managed by EVM or BMR.
Charles B. Reed          Vice President of the Portfolio      Since 2001               Vice President of Atlanta Capital since
10/9/65                                                                                1998. Portfolio manager with the Florida
                                                                                       State Board of Administration (1995 to
                                                                                       1998). Officer of 2 investment companies
                                                                                       managed by EVM or BMR.
James A. Womack          Vice President of the Trust          Since 2001               Vice President of Atlanta Capital.
11/20/68                                                                               Officer of 10 investment companies
                                                                                       managed by EVM or BMR.
Alan R. Dynner           Secretary                            Secretary of the Trust   Vice President, Secretary and Chief
10/10/40                                                      since 1997; of the       Legal Officer of BMR, EVM, EVD and EVC.
                                                              Portfolio since 2001     Officer of 190 investment companies
                                                                                       managed by EVM or BMR.
Kristin S. Anagnost      Treasurer of the Portfolio           Since 2002               Assistant Vice President of EVM and BMR.
6/12/65                                                                                Officer of 109 investment companies
                                                                                       managed by EVM or BMR (since January
                                                                                       1998). Formerly, manager at Chase Global
                                                                                       Funds Services Company.
James L. O'Connor        Treasurer of the Trust               Since 1989               Vice President of BMR, EVM and EVD.
4/1/45                                                                                 Officer of 112 investment companies
                                                                                       managed by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF SMALL-CAP PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

SUB-ADVISER OF SMALL-CAP PORTFOLIO
ATLANTA CAPITAL MANAGEMENT COMPANY, L.L.C.
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309

ADMINISTRATOR OF EATON VANCE SMALL-CAP FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022

EATON VANCE SMALL-CAP FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1445-11/02                                                                SCFSRC